INCOME TAX EXPENSE AND DEFERRED TAXES (Disclosure of deferred income tax asset and liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets:
Total deferred tax assets	$ 36,264	$ 12,936
Deferred tax liabilities:
Total deferred tax liabilities	(8,582)	(3,361)
Unrecognized deferred tax assets	(34,644)	(12,799)
Deferred income tax liability	(6,962)	(3,224)
Non-capital losses [Member]
Deferred tax assets:
Total deferred tax assets	28,077	7,405
Allowable Capital losses [Member]
Deferred tax assets:
Total deferred tax assets	2,225	2,670
Share issuance costs and finance fees [Member]
Deferred tax assets:
Total deferred tax assets	459	11
Mineral property, plant and equipment [Member]
Deferred tax assets:
Total deferred tax assets	589	1,076
Other [Member]
Deferred tax assets:
Total deferred tax assets	4,914	1,774
Exploration and evaluation assets [Member]
Deferred tax liabilities:
Total deferred tax liabilities	(4,656)	(493)
Other [Member]
Deferred tax liabilities:
Total deferred tax liabilities	$ (3,926)	$ (2,868)